Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000030126
RMB Fund (Prospectus Summary) | RMB Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RMB FUND
Supplement [Text Block]	ck0000030126_SupplementTextBlock

RMB INVESTORS TRUST

RMB FUND

RMBHX (Class A)
RMBJX (Class C)
RMBGX (Class I)

Supplement dated July 31, 2017
to the fund's prospectus and summary prospectus dated May 1, 2017

Effective September 29, 2017, the following replaces the RMB Fund's “Principal Investment Strategies” disclosure in the sections of the prospectus and summary prospectus entitled “Fund Summaries” and “Additional Information on Investment Objectives, Principal Investment Strategies and Risks of Each Fund”

PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its investment objective by investing in a diverse portfolio consisting primarily of common stocks.

The Fund generally invests in high quality companies of all market capitalizations with a focus on businesses that have sustainable, long term competitive advantages. Portfolio companies may range from small and mid-sized businesses that are earlier in their growth life cycle, to larger more mature companies that return capital to shareholders through increasing dividend payments and share buy-backs. High quality companies are generally defined as companies with product leadership, that have potential for sustained operating and revenue growth and that are run by strong management teams that allocate shareholder capital wisely and align their economic interests with shareholders. The Fund employs a long-term approach when selecting stocks, and seeks to own businesses that have durable franchises that can weather the ups and downs of volatile business cycles.

From time to time the Fund may invest in companies that are experiencing unusual and possibly unique developments. Potential investments in the stock of these companies are usually the result of companies uncovered in the research process that do not meet the criteria employed by the Fund, but may have opportunities for significant returns. These companies are deemed “special situations”. Special situations include companies going through reorganizations, recapitalizations, mergers, spin-offs, or facing resolutions of litigation, management team changes, or important technological improvements or discoveries.

The Fund's investment strategy seeks to build wealth over time by purchasing the stock of companies in growing industries that are deemed to be trading below their intrinsic value. The Fund's portfolio is constructed on a stock by stock basis. Position sizes are determined based on current portfolio characteristics, valuation, the risk/reward profile and confidence in the company. The Fund may consider larger macro-economic trends, and will occasionally pursue investment themes across multiple holdings, when constructing the portfolio. The Fund seeks to manage risk by diversifying its holdings across sectors and industries, generally avoiding illiquid securities. The Fund typically owns 30-40 stocks which is intended to allow for enough diversification to minimize risk, but enough concentration to allow the highest conviction ideas to impact the portfolio. A position will be sold if a core tenet for ownership has been violated, if valuation discounts substantially all of the upside of a company, or if a better use of capital presents itself.

Under normal conditions, the Fund intends to remain fully invested with only minimal investments in cash, short-term debt instruments or money market funds. In unusual circumstances, the Fund may invest extensively in cash or short-term investment-grade debt securities and/or invest in other investment companies, including money market funds and exchange-traded funds. In such circumstances, the Fund would be assuming a temporary defensive position and would not be pursuing its primary investment objective.

Supplement Closing [Text Block]	ck0000030126_SupplementClosingTextBlock	Please retain this supplement with your Prospectus and Summary Prospectus for future reference.